Legal proceedings and contingent liabilities - Legal proceedings (Details) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended
	Apr. 30, 2022 USD ($)	Jun. 30, 2022 USD ($) lawsuit plaintiff	Jun. 30, 2022 USD ($) lawsuit plaintiff
US | Pay Equity Litigation
Commitments and contingent liabilities
Number of plaintiffs | plaintiff		3	3
Ultomiris | Patent litigations | Chugai Pharmaceutical Co., Ltd (Chugai) | Settlement Agreement
Commitments and contingent liabilities
Settlements paid		$ 775,000
Settlements amount payable		$ 0	$ 0
Enhertu | US | Patent litigations | Seagen Inc.
Commitments and contingent liabilities
Amount of claim against Company	$ 41,820
US 340B Litigation | US
Commitments and contingent liabilities
Number of lawsuits filed by entity | lawsuit			3
Number of lawsuits stayed pending further proceedings | lawsuit		2	2